Furniture,Fixtures,Equipment and Leasehold Improvements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Furniture,Fixtures,Equipment and Leasehold Improvements

9. Property and Equipment

The following summarizes property and equipment at June 30, 2013:

Internally developed computer software	$2,155
Purchased computer software and equipment	3,765
Furniture and office equipment	2,057
Leasehold improvements	402

Property and equipment, gross	8,379
Accumulated depreciation and amortization	(2,065)

Property and equipment, net	$6,314

Total depreciation and amortization expense related to property and equipment for the six months ended June 30, was $733, which includes amortization expense related to internally developed software of $211.

E. FURNITURE, FIXTURES, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

The following summarizes furniture, fixtures, and equipment and leasehold improvements at December 31:

	2012	2011
Computer equipment	$2,502,390	$806,651
Furniture and office equipment	1,650,540	941,346
Leasehold improvements	304,061	245,608

Total	4,456,991	1,993,605
Less accumulated depreciation	(847,081)	(546,772)

	$3,609,910	$1,446,833

Depreciation and amortization expense amounted to $403,903 and $193,295 for the years ended December 31, 2012 and 2011, respectively.